Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Share capital	Share premium	Reserve from share-based payment transactions	Foreign currency translation reserve from associate	Transactions with non-controlling interests	Accumulated deficit	Foreign currency translation reserve	Total	Non-controlling interests	Total
Balance Beginning at Dec. 31, 2015		$ 941	$ 25,132	$ 4,822	$ 6	$ 261	$ (30,152)	$ 301	$ 1,311	$ (156)	$ 1,155
Loss							(1,993)		(1,993)	(14)	(2,007)
Total other comprehensive income (loss)					(6)			20	14	170	(184)
Total comprehensive loss					(6)		(1,993)	20	(1,979)	156	1,823
Deconsolidation of a subsidiary (See Note 9b)
Exercise of share options		141	1,151	(378)					914		914
Expiration of share options			296	(296)
Cost of share-based payment		5	21	301					327		327
Balance Ending at Dec. 31, 2016		1,087	26,600	4,449		261	(32,145)	321	573		573
Loss							(6,244)		(6,244)		(6,244)
Total other comprehensive income (loss)								461	461		(461)
Total comprehensive loss							(6,244)	461	(5,783)		5,783
Issue of share capital (net of issue expenses) (see Note 13c)	[1]	189	769						958		958
Issue of share capital (net of issue expenses)	[2]	2,207	7,928						10,135		10,135
Issue of share capital (net of issue expenses)	[3]	329	1,315						1,644		1,644
Cost of share-based payment				862					862		862
Balance Ending at Dec. 31, 2017		3,812	36,612	5,311		261	(38,389)	782	8,389		8,389
Loss							(8,523)		(8,523)	(426)	(8,949)
Total other comprehensive income (loss)								(285)	(285)		285
Total comprehensive loss							(8,523)	(285)	(8,808)	(426)	9,234
Non-controlling interests arising from initially consolidated company (see Note 5)										318	318
Issue of share capital (net of issue expenses) (see Note 13c)		10	(10)
Expiration of share options			1,506	(1,506)
Cost of share-based payment				604					604		604
Balance Ending at Dec. 31, 2018		$ 3,822	$ 38,108	$ 4,409		$ 261	$ (46,912)	$ 497	$ 185	$ (108)	$ 77

[1]	Net of issuance expenses of $61 thousand.
[2]	Net of issuance expenses of $1,865 thousand.
[3]	Net of issuance expenses of $156 thousand.